Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 19,716,856	$ 25,021,916
Less: allowance for expected credit losses	(1,003,514)	(2,391,641)
Accounts receivable, net	$ 18,713,342	$ 22,630,275